Fair Value Measurements (Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)) (Details) - Level 3 of fair value hierarchy [member]
	Oct. 31, 2025	Oct. 31, 2024
Bottom of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve		2.00%
Bottom of range [member] | Swaption model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	46.00%	56.00%
Bottom of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio		75.00%
Bottom of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	3.00%	5.00%
Bottom of range [member] | Option model [member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	29.00%	16.00%
Dividend yield	0.00%	2.00%
Equity volatility	12.00%	13.00%
Bottom of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(67.00%)	(67.00%)
Bottom of range [member] | Market comparable [member] | Commodity contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price equivalent	0.90%
Bottom of range [member] | Other debt securities [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	0	0
Bottom of range [member] | Equity securities [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	11.00%	9.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA multiple [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple		0
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Trading deposits [member] | Swaption model [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	46.00%	53.00%
Bottom of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option model [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	56.00%	2.00%
Top of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve		2.00%
Top of range [member] | Swaption model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	277.00%	319.00%
Top of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio		75.00%
Top of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	26.00%	26.00%
Top of range [member] | Option model [member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	81.00%	67.00%
Dividend yield	8.00%	7.00%
Equity volatility	111.00%	27.00%
Top of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(47.00%)	(47.00%)
Top of range [member] | Market comparable [member] | Commodity contracts [member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price equivalent	0.95%
Top of range [member] | Other debt securities [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	0.0108	0.0102
Top of range [member] | Equity securities [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	11.00%	9.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA multiple [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple		20.0
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Trading deposits [member] | Swaption model [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	277.00%	319.00%
Top of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option model [member] | Classes Of Liabilities [Domain]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	66.00%	70.00%